ENERGY STORAGE SYSTEMS, NET - Schedule of Energy Storage Systems, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (45,250)	$ (33,389)
Total energy storage systems, net	106,114	123,703
Energy storage systems placed into service
Property, Plant and Equipment [Line Items]
Total energy storage systems, gross	143,592	144,425
Energy storage systems not yet placed into service
Property, Plant and Equipment [Line Items]
Total energy storage systems, gross	$ 7,772	$ 12,667